Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted
	March 31,	March 31,
	2014	2013

Numerator for basic and diluted earnings per share:
Net income	$218,320	$11,361

Denominator:
Denominator for basic earnings per ordinary shares – weighted average shares outstanding	4,829,826	3,125,000
Effect of dilutive warrants	1,894,582	-
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	6,724,408	3,125,000

Basic earnings per ordinary share	$0.05	$0.00
Diluted earnings per ordinary share	$0.03	$0.00